Key Management Personnel Disclosures - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2019 shares
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Number of shares granted		10,000,000
Directors and other Key Management Personnel [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Number of shares granted	0